NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 -        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a.      Organization

The consolidated financial statements presented are those of Medizone International, Inc. (Medizone-Nevada), and its wholly owned subsidiaries, Medizone International, Inc. (Medizone-Delaware) and Medizone Canada, Ltd. (MedCan).  The consolidated financial statements presented also include the accounts of the Canadian Foundation for Global Health (CFGH), a not-for-profit foundation based in Ottawa, Canada, considered a variable interest entity (“VIE”) as described below.  Collectively, they are referred to herein as the “Company”.  Medizone-Nevada was incorporated under the name of Madison Funding, Inc. on August 27, 1984 under the laws of the State of Nevada for the purpose of investing in, acquiring, operating and disposing of businesses or assets of any nature.  Effective March 26, 1986, Medizone-Nevada issued 37,500,000 shares of its common stock in exchange for the issued and outstanding common stock of Medizone-Delaware.

Medizone-Delaware was incorporated on January 31, 1986 under the state laws of Delaware.  At the time of the acquisition of Medizone-Delaware, Medizone-Nevada was essentially inactive, with no operations and minimal assets.  Additionally, the exchange of Medizone-Nevada’s common stock for the common stock of Medizone-Delaware resulted in the former stockholders of Medizone-Delaware obtaining control of Medizone-Nevada.  Accordingly, Medizone-Delaware became the continuing entity for accounting purposes, and the transaction was accounted for as a recapitalization of Medizone-Delaware with no adjustment to the basis of Medizone-Delaware’s assets acquired or liabilities assumed.  For legal purposes, Medizone-Nevada was the surviving entity.

On November 18, 1987, MedCan was incorporated under the laws of the Province of British Columbia.  Shortly thereafter, MedCan entered into a license agreement with the Company wherein the Company transferred to MedCan the licenses and rights necessary to permit MedCan to hold substantially the same rights with respect to the medical applications of ozone in Canada as the Company does in the United States.  As consideration for the transfer, the Company received 3,000,000 shares of MedCan and, in addition, purchased 1 share for the sum of $1.00.  Under a separate agreement among the Company, MedCan and Australian Gold Mines Corporation (“AGMC”), (which later changed its name to International Blue Sun Resource Corporation), AGMC purchased 130,000 shares of MedCan for $100,000.  On December 23, 1988, MedCan was recapitalized in a transaction in which the majority of its shares were exchanged for shares of KPC Investments (“KPC”).  Following this transaction, the Company owned 25,029,921 shares of KPC, representing 72% of the outstanding shares.  KPC then changed its name to Medizone Canada, Ltd. (“MCL”).  MedCan acquired all of the assets of MCL, consisting solely of cash in the amount of approximately $89,000.

In June 1998, the Company sold its interest in MCL for $125,000 cash and debt assumed of $8,417 less fees of $25,000 in a private transaction which resulted in a gain of $108,417 for the year ended December 31, 1998.  The Company retained ownership, however, of all of the issued and outstanding stock of MedCan, the Canadian subsidiary.

In late 2008, the Company assisted in the formation of the CFGH, a not-for-profit foundation based in Ottawa, Canada.  The Company helped establish CFGH for two primary purposes: (1) to establish an independent not-for-profit foundation intended to have a continuing working relationship with the Company for research purposes that is best positioned to attract the finest scientific, medical and academic professionals possible to work on projects deemed to be of social benefit; and (2) to provide a means for the Company to use a tiered pricing structure for services and products in emerging economies and extend the reach of its technology to as many in need as possible.

Accounting standards require a VIE to be consolidated by a company if that company absorbs a majority of the VIE’s expected losses and/or receives a majority of the entity’s expected residual returns as a result of holding variable interests, which are the ownership, contractual, or other financial interests in the entity.  In addition, a legal entity is considered to be a VIE, if it does not have sufficient equity at risk to finance its own activities without relying on financial support from other parties.  If the legal entity is a VIE, then the reporting entity determined to be the primary beneficiary of the VIE must consolidate it.  The Company determined that CFGH meets the requirements of a VIE, effective upon the first advance to CFGH on February 12, 2009.  Accordingly, the financial condition and operations of CFGH are being consolidated with Medizone as of and for the periods ended December 31, 2011 and 2010.

b.      Formation of Joint Venture

On June 22, 1995, the Company entered into a series of contracts which resulted in the formation of a joint venture subsidiary incorporated in New Zealand, Medizone New Zealand Limited (MNZ).  Prior to the cancellation of this joint venture on December 14, 2009 as described below, MNZ was a privately held corporation equally owned by the Company and Solwin Investments Limited (Solwin), a New Zealand corporation, and was a research and development stage company whose objective was to obtain regulatory approval for the distribution of the Company’s patented technology in New Zealand, Australia, South East Asia and the South Pacific Islands.  The principal of MNZ was Richard G. Solomon (Solomon), who is also a board member of the Company.

Originally, the Company had purchased 100% of MNZ from Solomon, a New Zealand citizen, who became a director of the Company in January 1996 and who caused the formation of MNZ on June 22, 1995.  Contemporaneously with this transaction, the Company sold 50% of MNZ to Solwin, a corporation owned by Solomon, for $150,000, of which the Company thereupon loaned $50,000 to MNZ on a demand basis.  The Company recognized a $100,000 gain on the sale of MNZ to Solwin.

Contemporaneous with the creation of the above share structure, the Company and MNZ entered into a Licensing Agreement (the Licensing Agreement) and a Managing Agent Agreement (the Managing Agent Agreement).

Pursuant to the Licensing Agreement, the Company granted an exclusive license to MNZ for its process and equipment patents and trademark in New Zealand.  MNZ has agreed to apply for corresponding patent protection for the patents in New Zealand and to use its best effort to exploit the rights granted in the agreement.  The License Agreement was to terminate on the date of the expiration of the last to expire of any patent obtained in New Zealand, or, if no such patents are obtained, on June 22, 2010.

Pursuant to the Managing Agent Agreement, MNZ was to act as the Company’s agent in the finding of other licensees of the Company’s patents and trademark in the following countries: Australia (including Australia and New Zealand), the South Pacific Islands, and South East Asia (including the Philippines, Indonesia and Vietnam).  The Managing Agent Agreement was to expire on the termination or expiration of the last of the licenses obtained pursuant thereto, subject to earlier termination by the Company upon an occurrence of certain events.

Until the joint venture was terminated during December 2009 as described in the following paragraph, the investment in the joint venture had been recorded under the equity method of accounting as the Company did not have ultimate control of the joint venture.

Effective December 14, 2009, the Company’s Board of Directors, in an effort to unwind the joint venture and reconvey to the Company all global marketing rights of the Company’s intellectual property, entered into a Termination Agreement (the “Termination Agreement”) whereby the Company issued a total of 312,500 shares of common stock (valued at $0.40 per share, an approximate 4.0% increase over the market value of the shares on the date the agreement was entered into) to Solwin as consideration for the early termination of the Licensing Agreement and the Managing Agent Agreement, and to retain all rights and licenses originally granted to MNZ.  Also as part of the Termination Agreement, the Company assigned its ownership rights and shares in MNZ back to Solwin.  During 2009, the Company recorded a loss of $125,000, as the Company was unable to determine the future value of the licensing rights acquired pursuant to the Termination Agreement.

c.      Business Activities

The Company’s current objective is to pursue an initiative in the field of hospital sterilization.  The Company is working on the development of an ozone-based technology, specifically for the purpose of decontaminating and sterilizing hospital surgical suites, emergency rooms, and intensive care units.

d.      Accounting Methods

The Company’s consolidated financial statements are prepared using the accrual method of accounting. The Company has elected a December 31 year end.

e.      Cash and Cash Equivalents

Cash equivalents include short-term, highly liquid investments with maturities of three months or less at the time of acquisition.

f.      Basic Loss Per Share

The computations of basic loss per share of common stock are based on the weighted average number of common shares outstanding during the period of the consolidated financial statements as follows:

	For the Years Ended December 31,
	2011	2010
Numerator
- Loss before extraordinary items	$(1,940,217)	$(2,756,126)
- Extraordinary items	-	-

Denominator (weighted average number of shares outstanding)	266,147,052	249,635,605

Basic loss per share
- Before extraordinary items	$(0.01)	$(0.01)
- Extraordinary items	0.00	0.00
Basic loss per share	$(0.01)	$(0.01)

Common stock equivalents, consisting of warrants and options, have not been included in the calculation as their effect is antidilutive for the periods presented.

g.      Property and Equipment

Property and equipment is recorded at cost.  Any major additions and improvements are capitalized.  The cost and related accumulated depreciation of equipment retired or sold are removed from the accounts and any differences between the undepreciated amount and the proceeds from the sale are recorded as gain or loss on sale of equipment.  Depreciation is computed using the straight-line method over a period of: (1) three years for computers and software and (2) five years for office equipment and furniture.

h.      Provision for Taxes

As part of the process of preparing consolidated financial statements, the Company is required to estimate income taxes in each of the jurisdictions in which it operates.  This process involves estimating the Company’s actual current income tax exposure together with assessing temporary differences resulting from differing treatment of items for income tax and financial accounting purposes.  These temporary differences result in deferred tax assets and liabilities, the net amount of which is included in the Company’s consolidated balance sheets.  When appropriate, the Company records a valuation allowance to reduce its deferred tax assets to the amount that the Company believes is more likely than not to be realized.  Key assumptions used in estimating a valuation allowance include potential future taxable income, projected income tax rates, expiration dates of net operating loss and tax credit carry forwards, and ongoing prudent and feasible tax planning strategies.

At December 31, 2011, the Company had net operating loss (“NOL”) carryforwards of approximately $8,317,000 that may be offset against future taxable income and expire in years 2012 through 2032.  If substantial changes in the Company’s ownership should occur, there would also be an annual limitation of the amount of the NOL carryforwards which could be utilized.  No tax benefit had been reported in the consolidated financial statements as, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized and the carryforwards will expire unused.  The tax benefits of the NOL carryforwards are offset by a valuation allowance of the same amount.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.  If the Company were to determine that it would be able to realize its deferred tax assets in the future in excess of the net recorded amount, an adjustment to reduce the valuation allowance would increase income in the period such determination was made.

Interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the statement of operations.

Deferred tax assets at December 31, 2011 and 2010 are comprised of the following:

	2011	2010

Net operating loss carryforwards	$3,243,600	$3,124,500
Related party accruals	1,022,400	1,007,800
Depreciation	-	-
Valuation allowance	(4,266,000)	(4,132,300)

	$-	$-

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the years ended December 31, 2011 and 2010 due to the following:

	For the Years Ended December 31,
	2011	2010

Book income (loss)	$(756,700)	$(1,074,900)
Stock for expenses	46,000	109,300
Related party expense	-	(41,125)
Depreciation	-	300
Other	15,000	400
Change in valuation allowance	695,700	1,006,025

	$-	$-

The Company accounts for income taxes in accordance with Accounting Standards Codification 740, Income Taxes (“ASC 740”).  The Company performs reviews of any material tax positions in accordance with and measurement standards established by ASC 740.  The Company had no unrecognized tax benefit which would affect the effective tax rate if recognized as of December 31, 2011 and 2010.  The Company also estimates that the unrecognized tax benefit will not change significantly within the next twelve months.  As the Company has significant NOL carry forwards, even if certain of the Company’s tax positions were disallowed, it is not foreseen that the Company would have to pay any taxes in the near future.  Consequently, the Company does not calculate the impact of interest or penalties on amounts that might be disallowed.

The Company files income tax returns in the U.S. federal and California jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state and local tax authorities for years before 2002.

i.      Principles of Consolidation

The consolidated financial statements include the accounts of Medizone International, Inc. (“Medizone-Nevada”) and its wholly owned subsidiaries, Medizone International, Inc. (“Medizone-Delaware”) and Medizone Canada, Ltd (“MedCan”).  The consolidated financial statements presented also include the accounts of the CFGH, a VIE.

All material intercompany accounts and transactions have been eliminated.

j.      Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period.  Actual results could differ from those estimates.

k.      Advertising

The Company follows the policy of charging the costs of advertising to expense as incurred.

l.      Stock Warrants and Options

Prior to 2005, the Company applied the provisions of “Accounting for Stock Issued to Employees”, and related interpretations in accounting for all stock option plans. Under this standard, compensation cost was recognized for stock options and warrants granted to employees when the option/warrant price is less than the market price of the underlying common stock on the date of grant.

The standards also require the Company to provide proforma information regarding net loss and net loss per share as if compensation costs for the Company’s stock option plans and other stock awards had been determined in accordance with the fair value based method.  The Company estimates the fair value of each stock award at the grant date by using the Black-Scholes option pricing model.

During 2006 thru 2009, the Company extended the maturity date on certain common stock warrants to certain directors and outside consultants (Note 7).  Stock based compensation expense for these warrants for the year ended December 31, 2009 was $105,393, related to the change in warrant terms.  As of December 31, 2009 all warrants were either exercised or expired.

m.      Trademark and Patents

Trademark and patents are recorded at cost.  Amortization is computed using the straight-line method over a period of seven years.  The Company evaluates the recoverability of intangibles and reviews the amortization period on a continual basis.  Several factors are used to evaluate intangibles, including management’s plans for future operations, recent operating results and projected, undiscounted cash flows.

n.      Revenue Recognition Policy

The Company currently has no source of revenues. Revenue recognition policies will be determined when principal operations begin.

o.      Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, accounts payable, and notes payable. The carrying amount of cash and cash equivalents and accounts payable approximates their fair value because of the short-term nature of these items.  The carrying amount of the notes payable approximates fair value as the individual borrowings bear interest at rates that approximate market interest rates for similar debt instruments.

p.      Recent Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) has issued Accounting Standards Update (“ASU”) No. 2010-06, Fair Value Measurements and Disclosures about Fair Value Measurements (“ASU 2010-06). ASU 2010-06 affects all entities that are required to make disclosures about recurring and nonrecurring fair value measurements under FASB ASC Topic 820, originally issued as FASB Statement No. 157, Fair Value Measurements.  This ASU requires certain new disclosures and clarifies two existing disclosure requirements. The new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements.  Those disclosures are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.  The adoption of this new standard had no impact on our Consolidated Financial Statements.

q.	Concentration of Credit Risk

The Company maintains its cash and cash equivalents in bank deposit accounts which, at times, exceed federally insured limits. The Emergency Economic Stabilization Act of 2008 temporarily increased FDIC deposit insurance from $100,000 to $250,000 per depositor through December 31, 2009.  The Dodd-Frank Wall Street Reform and Consumer Protection Act, signed into law in July 2010, made this $250,000 per depositor coverage limit permanent.  At December 31, 2011 and 2010, the Company had $0 and $185,894 of cash and cash equivalents that exceeded federally insured limits.  To date, the Company has not experienced a material loss or lack of access to its invested cash or cash equivalents; however, no assurance can be provided that access to the Company’s invested cash and cash equivalents will not be impacted by adverse conditions in the financial markets.